SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Share options:
Options outstanding, granted in period (in shares)	1,088,932
Number of shares upon exercise of option	1
Options, exercise price (in dollars per share) | $ / shares	$ 10.00
Options, outstanding (in shares)	1,100,000	0	0
LTIP
Share options:
Vesting term	4 years
Lapse term	10 years
Employee stock options
Share options:
Total unrecognized compensation cost | $	$ 5.1
Weighted average period of recognition for unrecognized compensation cost	3 years
Weighted average assumptions used:
Risk free interest rate	4.00%
Expected volatility of common stock	30.00%
Expected dividend yield	0.00%
Expected term of options (in years)	4 years
Employee stock options | LTIP
Share options:
Number of shares authorized for grant (in shares)	1,088,932